OTHER COMPREHENSIVE INCOME (LOSS)	6 Months Ended
Jun. 30, 2024
Comprehensive Income [Abstract]
OTHER COMPERHENSIVE INCOME (LOSS)
NOTE 9:-	OTHER COMPERHENSIVE INCOME (LOSS)

The following table shows the changes of accumulated other comprehensive loss, for the six months ended June 30, 2024:

	Six months ended June 30, 2024
	Foreign currency translation adjustments	Unrealized losses on cash flow hedges	Total

Beginning balance	$(5,995)	$680	$(5,315)

Other comprehensive loss before reclassifications	(591)	(675)	(1,266)
Amounts reclassified from accumulated other comprehensive loss	-	138	138

Net current-period other comprehensive loss	(591)	(537)	(1,128)

Ending balance	$(6,586)	$143	$(6,443)